Other Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of other liabilities [text block] [Abstract]
OTHER LIABILITIES

16.    OTHER LIABILITIES

	2020	2019
	USD ‘000	USD ‘000
Accounts payable	5,011	1,717
Accrued expenses and other accruals	11,036	7,222
Listing related cost payables	—	3,661
Lease liabilities*	2,954	1,563
Income tax payable	1,490	700
	20,491	14,863

*        Set out below are the carrying amount of the Group’s lease liabilities and the movement during the year:

	2020	2019
	USD ‘000	USD ‘000
Opening balance	1,563	1,716
Additions	2,012	1,002
Disposal – Net	—	(657)
Interest expense (note 22)	203	108
Payments	(796)	(606)
Foreign currency adjustment	(28)	—
Ending balance	2,954	1,563
Current	761	521
Non-current	2,193	1,042

The Group used discount rates ranging between 1.5%-4.1% and the amount of the undiscounted lease liabilities was USD 3,169 thousand as at 31 December 2020.